Distribution of Profits (Details) (PRC, CNY) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum
Distribution of Profits
Appropriations to the statutory surplus reserve from the net profit (as a percent)			10.00%
Statutory surplus reserve balances limit as a percentage of the registered capital of respective subsidiaries and VIEs				50.00%
Amounts contributed to the statutory reserves	167,147	136,681